Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Aztlan Global Stock Selection DM SMID ETF
Shareholder Report [Line Items]
Fund Name	Aztlan Global Stock Selection DM SMID ETF
Class Name	Aztlan Global Stock Selection DM SMID ETF
Trading Symbol	AZTD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aztlan Global Stock Selection DM SMID ETF (the "Fund") for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aztlanetfs.com/aztd. You can also request this information by contacting us at (800) 886-4107 or by writing the Fund at Aztlan Global Stock Selection DM SMID ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 886-4107
Additional Information Website	https://aztlanetfs.com/aztd
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aztlan Global Stock Selection DM SMID ETF	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

During the reporting period, the Fund generated a total return of 18.45%. This compares to the 20.15% total return of the Solactive Aztlan Global Developed Markets SMID Cap Index, the 19.56% total return of the benchmark, the S&P 500® Total Return Index, and 20.71% for the MSCI World SMID Cap Index Gross Total Return for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Industrials and Information Technology were the leading contributors, while Consumer Discretionary and Utilities were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Lumentum Holdings Inc., Enova International Inc., and Sterling Infrastructure Inc. Conversely, the leading detractors included HelloFresh SE, VusionGroup S.A., and Catapult Sports Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2026	One Year	Since Inception (8/17/2022)
Aztlan Global Stock Selection DM SMID ETF	18.45%	13.70%
Solactive Aztlan Global Developed Markets SMID Cap Index	20.15%	15.85%
S&P 500® Total Return Index	19.56%	16.89%
MSCI World SMID Cap Index Gross Total Return	20.71%	12.63%

Performance Inception Date	Aug. 17, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.aztlanetfs.com/aztd/ for more recent performance information.
Net Assets	$ 37,863,000
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 253,105
Investment Company, Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$37,863
Number of Holdings	51
Total Advisory Fee Paid	$253,105
Portfolio Turnover Rate	170%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Sprouts Farmers Market, Inc.	2.3%
Kyndryl Holdings, Inc.	2.2%
Happinet Corp.	2.2%
Cybozu, Inc.	2.2%
Toyo Tire Corp.	2.2%
DocuSign, Inc.	2.2%
CarGurus, Inc. - Class A	2.2%
JB Hi-Fi Ltd.	2.2%
Enova International, Inc.	2.1%
CyberAgent, Inc.	2.1%

Material Fund Change [Text Block]

Fund Changes

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‐Administrator for each series of Tidal Trust I, including the Fund.

Aztlan North America Nearshoring Stock Selection ETF
Shareholder Report [Line Items]
Fund Name	Aztlan North America Nearshoring Stock Selection ETF
Class Name	Aztlan North America Nearshoring Stock Selection ETF
Trading Symbol	NRSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aztlan North America Nearshoring Stock Selection ETF (the "Fund") for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aztlanetfs.com/nrsh. You can also request this information by contacting us at (800) 886-4107 or by writing the Fund at Aztlan North America Nearshoring Stock Selection ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 886-4107
Additional Information Website	https://aztlanetfs.com/nrsh
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aztlan North America Nearshoring Stock Selection ETF	$92	0.75%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

During the reporting period, the Fund generated a total return of 45.93%. This compares to the 46.84% total return of the Aztlan North America Nearshoring Price Return Index, and the 19.56% total return of the benchmark, the S&P 500® Total Return Index.

From a sector perspective, based on performance attribution to the overall portfolio, Industrials and Information Technology were the leading contributors, while a small position in Energy company, Centrus, was the only detractor on a sector basis.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Micron Technology Inc. and Sterling Infrastructure Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2026	One Year	Since Inception (11/29/2023)
Aztlan North America Nearshoring Stock Selection ETF	45.93%	18.16%
Aztlan North America Nearshoring Price Return Index	46.84%	17.58%
S&P 500® Total Return Index	19.56%	22.08%

Performance Inception Date	Nov. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.aztlanetfs.com/nrsh/ for more recent performance information.
Net Assets	$ 30,009,000
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 169,995
Investment Company, Portfolio Turnover	272.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$30,009
Number of Holdings	32
Total Advisory Fee Paid	$169,995
Portfolio Turnover Rate	272%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Tenable Holdings, Inc.	4.4%
Mullen Group Ltd.	4.3%
Intuit, Inc.	4.1%
CrowdStrike Holdings, Inc. - Class A	4.1%
NetApp, Inc.	4.0%
Grupo Aeroportuario del Centro Norte SAB de CV - Class B	3.8%
Rockwell Automation, Inc.	3.8%
Broadcom, Inc.	3.7%
NetScout Systems, Inc.	3.6%
NVIDIA Corp.	3.5%

Material Fund Change [Text Block]

Fund Changes

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‐Administrator for each series of Tidal Trust I, including the Fund.